Revenue - Broadcasting Segment Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 1,490.2	$ 1,579.8
Net revenue	1,811.6	1,782.4
Broadcasting
Segment Reporting Information [Line Items]
Revenue	41.8	45.4
Other revenue	0.0	0.0
Net revenue	41.8	45.4
Network advertising | Broadcasting
Segment Reporting Information [Line Items]
Revenue	22.7	28.2
Broadcast station | Broadcasting
Segment Reporting Information [Line Items]
Revenue	11.9	10.8
Network distribution | Broadcasting
Segment Reporting Information [Line Items]
Revenue	4.9	4.8
Other | Broadcasting
Segment Reporting Information [Line Items]
Revenue	$ 2.3	$ 1.6